UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., CALIFORNIA BOND FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING MARCH 31, 2004



[LOGO OF USAA]
   USAA(R)

                      USAA CALIFORNIA
                              BOND Fund

                                  [GRAPHIC OF USAA CALIFORNIA BOND FUND]

                      A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

FINANCIAL INFORMATION

   Distributions to Shareholders                                 17

   Independent Auditor's Report                                  18

   Portfolio of Investments                                      19

   Notes to Portfolio of Investments                             26

   Financial Statements                                          27

   Notes to Financial Statements                                 30

DIRECTORS' AND OFFICERS' INFORMATION                             39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                                   USAA'S FIXED-INCOME
                                                      FUNDS RECEIVED
[PHOTO OF CHRISTOPHER W. CLAUS]                    LIPPER'S FUND AWARD
                                                   FOR BEST BOND GROUP
                                                       IN AMERICA.

                                                            "
--------------------------------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]

USAA BOND FUNDS NAMED BEST BOND GROUP 2004.
I'm proud to inform you that USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall 3-, 5-, and 10-year period ending December 31, 2003. The award was given by Lipper, a leading global provider of mutual fund information and analysis, in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

Our team of managers, analysts, and traders has consistently delivered "best-in-class" performance by concentrating on risk management and having a disciplined approach to the interest-rate environment and income accumulation. And our funds have some of the most competitive fees in the industry.

Our attention is focused on the improving U.S. economy. During the last several weeks, we have seen an increase in job creation and hints of inflation, suggesting the Federal Reserve Board (the Fed) may start to consider raising short-term interest rates. Although many Fed watchers believe that rate increases will begin after this year's presidential election, some investors have begun to speculate that Fed tightening will start earlier than expected.

Whatever the timing, we believe short-term interest rates are headed upward, and have positioned our bond portfolios accordingly. Our strategy is twofold. We continue to work hard at generating high current income, which is critical to long-term total return. Simultaneously, we look to limit potential share volatility. Once short-term interest rates start to rise, money market yields will increase while bond prices - and share prices - will fall. To manage the impact of a rate increase on

 . . . C O N T I N U E D
========================--------------------------------------------------------

the share price of a bond fund, we seek advantageous points along the yield curve that will allow us to balance income with the potential for share price volatility.

Over the last decade, USAA's fixed-income team has demonstrated its ability to read the bond market and manage the interest-rate cycle while providing excellent risk-adjusted rates of return. As the Lipper award indicates, we have consistently provided our shareholders with some of the best returns in the business; we remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

We will continue to work hard to provide you with compelling reasons to invest at USAA - including our market-tested portfolio management team, best-in-class performance, outstanding service, and no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees.

For all of us at USAA, thank you for your continuing faith and trust in us.

Sincerely,

/s/ Christopher W. Claus

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE
FUND.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in long-term investment-grade California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

------------------------------------------------------------------------------------------------
                                                              3/31/04                3/31/03
------------------------------------------------------------------------------------------------
Net Assets                                                $674.8 Million          $700.7 Million
Net Asset Value Per Share                                     $11.31                  $11.25
Tax-Exempt Dividends Per Share Last 12 Months                 $0.491                  $0.507
Capital Gain Distributions Per Share Last 12 Months           $0.056                     -

--------------------------------------------------------------------------------
                                              3/31/04                  3/31/03
--------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                         17.1 Years               18.3 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD* AS OF 3/31/04
--------------------------------------------------------------------------------

30-DAY SEC YIELD                                                           3.12%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2004

-------------------------------------------------------------------------
               TOTAL RETURN    =    DIVIDEND RETURN    +    PRICE CHANGE
-------------------------------------------------------------------------
10 YEARS          6.72%        =         5.48%         +        1.24%
5 YEARS           5.17%        =         5.13%         +        0.04%
1 YEAR            5.54%        =         5.01%         +        0.53%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2004

      TOTAL RETURN
---------------------------
 [CHART OF TOTAL RETURN]

YEARS             % RETURNS
3/31/1995            6.89%
3/31/1996            9.35%
3/31/1997            6.60%
3/31/1998           12.33%
3/31/1999            6.46%
3/31/2000           -2.91%
3/31/2001           12.05%
3/31/2002            2.20%
3/31/2003            9.64%
3/31/2004            5.54%

     [END CHART]

       DIVIDEND RETURN
-----------------------------
 [CHART OF DIVIDEND RETURN]

YEARS              % RETURNS
3/31/1995            6.19%
3/31/1996            6.08%
3/31/1997            5.93%
3/31/1998            5.95%
3/31/1999            5.39%
3/31/2000            5.15%
3/31/2001            5.79%
3/31/2002            4.83%
3/31/2003            4.89%
3/31/2004            5.01%

     [END CHART]

      CHANGE IN SHARE PRICE
----------------------------
 [CHART OF CHANGE IN SHARE PRICE]

YEARS              % RETURNS
3/31/1995            0.70%
3/31/1996            3.27%
3/31/1997            0.67%
3/31/1998            6.38%
3/31/1999            1.07%
3/31/2000           -8.06%
3/31/2001            6.26%
3/31/2002           -2.63%
3/31/2003            4.75%
3/31/2004            0.53%

     [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

             [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                    USAA CALIFORNIA         LIPPER CALIFORNIA MUNICIPAL
                       BOND FUND                DEBT FUNDS AVERAGE
                    ---------------         ---------------------------
3/31/1995                5.83%                          5.59%
3/31/1996                5.74                           5.26
3/31/1997                5.77                           5.13
3/31/1998                5.36                           4.76
3/31/1999                5.20                           4.50
3/31/2000                5.54                           4.76
3/31/2001                5.15                           4.53
3/31/2002                4.94                           4.45
3/31/2003                4.51                           4.19
3/31/2004                4.33                           4.02

                            [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/95 TO 3/31/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                             USAA          LIPPER CALIFORNIA        LIPPER CALIFORNIA
                   LEHMAN BROTHERS      CALIFORNIA BOND     MUNICIPAL DEBT           MUNICIPAL DEBT
                MUNICIPAL BOND INDEX         FUND             FUNDS INDEX             FUNDS AVERAGE
                --------------------    ---------------    -----------------        -----------------
03/31/94             $10000.00            $10,000.00          $10000.00                 $10000.00
04/30/94              10084.92             10,076.02           10013.90                  10011.05
05/31/94              10172.20             10,165.82           10105.54                  10102.71
06/30/94              10109.98             10,053.26           10035.61                  10037.16
07/31/94              10295.44             10,250.86           10231.05                  10228.15
08/31/94              10331.12             10,313.31           10259.28                  10254.61
09/30/94              10179.57             10,118.24           10095.55                  10091.82
10/31/94               9998.82              9,861.10            9896.20                   9888.44
11/30/94               9817.78              9,623.69            9677.31                   9670.52
12/31/94              10033.91              9,756.66            9850.60                   9838.73
01/31/95              10320.80             10,216.82           10192.40                  10175.04
02/28/95              10620.96             10,615.04           10520.30                  10507.33
03/31/95              10743.03             10,688.63           10618.02                  10609.30
04/30/95              10755.71             10,717.15           10619.76                  10609.83
05/31/95              11098.92             11,103.66           10982.41                  10974.58
06/30/95              11001.92             10,954.29           10810.86                  10803.35
07/31/95              11106.00             11,019.03           10872.09                  10865.32
08/31/95              11246.94             11,138.09           10996.31                  10989.26
09/30/95              11318.00             11,256.00           11078.39                  11065.36
10/31/95              11482.53             11,475.67           11278.61                  11269.49
11/30/95              11673.30             11,727.55           11514.44                  11512.22
12/31/95              11785.35             11,888.95           11662.97                  11663.76
01/31/96              11874.39             11,947.74           11705.54                  11706.19
02/29/96              11794.19             11,870.42           11619.11                  11616.24
03/31/96              11643.52             11,688.42           11415.23                  11415.57
04/30/96              11610.50             11,692.29           11375.22                  11371.80
05/31/96              11606.08             11,703.63           11387.97                  11389.40
06/30/96              11732.57             11,869.76           11516.18                  11521.55
07/31/96              11838.72             11,976.10           11644.73                  11647.35
08/31/96              11836.06             11,997.49           11647.45                  11644.53
09/30/96              12001.48             12,194.63           11825.72                  11825.44
10/31/96              12137.11             12,356.18           11956.88                  11955.73
11/30/96              12359.43             12,574.61           12186.52                  12187.81
12/31/96              12307.24             12,530.02           12125.75                  12127.14
01/31/97              12330.53             12,518.86           12111.56                  12106.39
02/28/97              12443.76             12,660.50           12221.78                  12214.09
03/31/97              12277.75             12,460.29           12052.85                  12044.75
04/30/97              12380.66             12,567.62           12162.99                  12155.74
05/31/97              12567.01             12,780.36           12348.92                  12343.42
06/30/97              12700.87             12,925.87           12480.57                  12471.13
07/31/97              13052.63             13,299.09           12864.80                  12865.65
08/31/97              12930.27             13,210.53           12726.39                  12718.86
09/30/97              13083.59             13,396.15           12899.37                  12889.07
10/31/97              13167.92             13,493.38           12975.42                  12963.83
11/30/97              13245.47             13,587.08           13053.87                  13045.33
12/31/97              13438.60             13,824.56           13261.56                  13249.22
01/31/98              13577.18             13,970.96           13391.57                  13383.54
02/28/98              13581.31             13,969.89           13389.08                  13375.78
03/31/98              13593.40             13,997.05           13392.21                  13374.78
04/30/98              13532.07             13,896.19           13304.79                  13285.16
05/31/98              13746.13             14,143.15           13531.28                  13515.00
06/30/98              13800.38             14,222.12           13586.66                  13567.42
07/31/98              13834.88             14,259.56           13614.08                  13592.49
08/31/98              14048.65             14,552.03           13845.42                  13820.78
09/30/98              14223.79             14,755.67           14053.95                  14026.65
10/31/98              14223.50             14,687.86           14005.75                  13978.70
11/30/98              14273.33             14,765.59           14068.81                  14032.69
12/31/98              14309.30             14,776.95           14077.56                  14037.02
01/31/99              14479.43             14,953.81           14233.90                  14192.16
02/28/99              14416.34             14,885.52           14163.54                  14119.12
03/31/99              14436.09             14,901.20           14190.00                  14139.98
04/30/99              14472.06             14,912.19           14210.90                  14159.96
05/31/99              14388.32             14,797.73           14098.84                  14047.15
06/30/99              14181.34             14,521.90           13867.77                  13811.92
07/31/99              14232.94             14,530.89           13894.59                  13833.97
08/31/99              14118.83             14,342.46           13721.76                  13654.35
09/30/99              14124.72             14,312.46           13712.31                  13640.78
10/31/99              13971.70             13,993.98           13474.42                  13401.39
11/30/99              14120.30             14,103.44           13610.27                  13536.23
12/31/99              14015.04             14,004.92           13467.00                  13383.79
01/31/00              13954.00             13,905.88           13372.00                  13286.81
02/29/00              14116.17             14,137.19           13590.48                  13508.14
03/31/00              14424.59             14,467.08           13939.21                  13868.51
04/30/00              14339.38             14,361.94           13812.53                  13738.50
05/31/00              14264.78             14,307.91           13743.87                  13663.25
06/30/00              14642.78             14,754.88           14140.47                  14066.93
07/31/00              14846.53             15,006.24           14368.18                  14296.64
08/31/00              15075.34             15,301.04           14679.50                  14605.27
09/30/00              14996.91             15,223.82           14588.70                  14520.12
10/31/00              15160.55             15,393.19           14722.21                  14649.66
11/30/00              15275.25             15,532.62           14830.64                  14759.79
12/31/00              15652.66             16,014.78           15211.77                  15133.52
01/31/01              15807.76             15,985.14           15276.21                  15198.23
02/28/01              15857.88             16,052.76           15325.55                  15241.96
03/31/01              16000.00             16,206.29           15424.95                  15343.15
04/30/01              15826.63             15,807.96           15122.18                  15030.14
05/31/01              15997.05             15,977.88           15309.00                  15213.81
06/30/01              16104.08             16,071.80           15406.80                  15308.82
07/31/01              16342.62             16,380.08           15661.82                  15565.72
08/31/01              16611.82             16,834.45           16062.76                  15966.91
09/30/01              16556.10             16,716.40           15963.22                  15872.52
10/31/01              16753.35             16,862.05           16131.62                  16041.64
11/30/01              16612.12             16,735.61           15986.59                  15887.16
12/31/01              16454.96             16,541.18           15806.02                  15692.73
01/31/02              16740.38             16,726.28           16025.65                  15916.12
02/28/02              16942.06             16,914.49           16201.96                  16093.09
03/31/02              16610.05             16,565.65           15831.09                  15702.99
04/30/02              16934.69             16,832.08           16109.13                  15982.71
05/31/02              17037.59             16,933.62           16230.61                  16102.53
06/30/02              17217.75             17,057.65           16356.60                  16232.72
07/31/02              17439.18             17,249.42           16540.88                  16415.22
08/31/02              17648.83             17,540.66           16775.29                  16647.27
09/30/02              18035.38             18,043.03           17223.54                  17092.46
10/31/02              17736.40             17,525.18           16760.49                  16632.76
11/30/02              17662.69             17,482.60           16714.08                  16582.34
12/31/02              18035.38             17,914.73           17066.88                  16934.06
01/31/03              17989.68             17,792.06           16923.58                  16783.26
02/28/03              18241.19             18,148.09           17183.96                  17041.11
03/31/03              18252.10             18,162.09           17171.73                  17032.53
04/30/03              18372.70             18,357.75           17316.25                  17173.48
05/31/03              18802.89             18,847.99           17740.50                  17596.94
06/30/03              18722.98             18,620.29           17598.13                  17455.49
07/31/03              18067.82             17,826.09           16927.08                  16768.06
08/31/03              18202.56             18,042.57           17040.00                  16885.24
09/30/03              18737.73             18,520.02           17530.37                  17378.02
10/31/03              18643.37             18,443.00           17481.56                  17320.74
11/30/03              18837.68             18,706.53           17698.95                  17541.07
12/31/03              18993.66             18,864.23           17846.60                  17681.18
01/31/04              19102.46             18,898.83           17930.79                  17759.97
02/29/04              19389.95             19,268.52           18243.29                  18061.39
03/31/04              19322.42             19,168.11           18136.46                  17952.05

                                  [END CHART]

                 DATA FROM 3/31/94 THROUGH 3/31/04.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA California Bond Fund to the following benchmarks:

                   o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                   o The Lipper California Municipal Debt Funds Index, which
                     tracks the total return performance of the 30 largest funds within the Lipper California Municipal Debt Funds category.

                   o The Lipper California Municipal Debt Funds Average, an
                     average performance level of all California municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

10

M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]           ROBERT R. PARISEAU, CFA
                                        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2003, TO MARCH 31, 2004?

                 Your USAA California Bond Fund provided a total return of 5.54% versus an average of 5.25% for the 128 funds in the Lipper California Municipal Debt Funds Average. This compares to a 5.86% return for the Lehman Brothers Municipal Bond Index and a 5.62% return for the Lipper California Municipal Debt Funds Index. The Fund's tax-exempt distributions over the 12-month period produced a dividend yield of 4.33%, above the 4.02% of the Lipper category average. Long-term realized capital gains of $0.0433 cents and $0.0122 per share were distributed on July 18, 2003, and December 12, 2003, respectively.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE
                 FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                            * * * *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                   RATING(TM) OF 4 STARS IN THE MUNICIPAL CALIFORNIA LONG-TERM
                    BOND FUND CATEGORY (125 FUNDS IN CATEGORY) AS OF MARCH 31,
                 2004. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM
                   A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH
                    ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR
                                         RATING METRICS.

                 With respect to the municipal California long-term bond funds, the USAA California Bond Fund received a Morningstar Rating of 4 stars for the three- and five-year periods among 125 and 111 funds, respectively, and 5 stars for the 10-year period among 65 funds through March 31, 2004. Ratings are based on risk-adjusted returns.

                      [LOGO OF LIPPER LEADER        [LOGO OF LIPPER LEADER
                        CONSISTENT RETURN]                 EXPENSE]

                 The Fund is listed as a Lipper Leader for Consistent Return and Expense of 109 funds and 171 funds, respectively, within the Lipper California Municipal Debt Funds category for the overall period ending March 31, 2004.

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MARCH 31, 2004. THE USAA CALIFORNIA BOND FUND IN LIPPER'S CALIFORNIA MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 106 FUNDS AND 44 FUNDS FOR THE THREE- AND 10-YEAR PERIODS, RESPECTIVELY, AND RECEIVED A SCORE OF 2 AMONG 89 FUNDS FOR THE FIVE-YEAR PERIOD. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MARCH 31, 2004. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 171 FUNDS, 145 FUNDS AND 79 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT RETURN AND EXPENSE METRICS OVER THREE-, FIVE-, AND TEN-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                      [LOGO OF LIPPER FUND AWARDS BEST BOND GROUP USA 2004]

                 USAA won the 2004 Lipper Fund Award for the Best Bond Group in the United States.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Confounding the pundits, municipal interest rates ended the year somewhat lower than they began. As you would expect when interest rates decline, longer maturity bonds significantly outperformed because of their higher income and price performance.

                 With the improving economy, the difference in yields between medium-grade and high-grade bonds narrowed (credit spreads tightened). Consequently, our focus on income paid off because many of the Fund's medium-grade bonds (BBB- and A-rated) outperformed--especially health-care-related bonds.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10- YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW HAVE STATE BUDGET DEFICITS AFFECTED THE MARKET?

                 The California Legislature struggles to resolve the state's budget deficit. Voters approved Proposition 57 ($15 billion in deficit financing) to buy time for a political compromise. Until the Legislature adopts a viable, long-term financial plan, the credit standing of California state obligations will remain at risk of downgrades. The state's general obligation bonds are currently rated Baa1 by Moody's Investors Service (stable outlook), BBB by Standard & Poor's Ratings (credit watch positive), and BBB by Fitch Ratings (rating watch negative).

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of long-term, investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT). We invest with an income orientation because income usually provides the vast majority of a bond's total return over time. We remained fully invested while keeping the Fund's average maturity in a defensive posture.

                 Since it will take time for a state budget solution to emerge, we plan to keep the Fund's credit profile relatively conservative until progress is more apparent. Fortunately, the current weighted-average credit rating is AA+. We will closely monitor specific credit issues, political developments, and litigation that could affect the value of your holdings.

WHAT IS THE OUTLOOK?

                 The U.S. economy is clearly on the mend. However, we believe future economic expansion will be spread unevenly among different industry sectors and will be sensitive to a rise in interest rates. The long-awaited acceleration in job growth is likely to trigger considerable interest-rate volatility. The U.S. presidential election and the war on terror will add more uncertainty. Although inflationary pressures may be building, many industries struggle to pass on the increased costs.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 We appreciate your trust and continue to work hard on your behalf.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA California Bond Fund's closing 30-day SEC yield of 3.12%,
and assuming a California state tax rate of:                                     8.00%     9.30%     9.30%     9.30%
and marginal federal tax rates of:                                              25.00%    28.00%    33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:                                             4.52%     4.78%     5.13%     5.29%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
----------------------------------------------------

General Obligation                             24.0%

Water/Sewer Utility                            10.4%

Real Estate Tax/Fee                             8.4%

Special Assessment/Tax/Fee                      8.4%

Hospital                                        8.1%

Education                                       7.4%

Electric/Gas Utility                            7.1%

Toll Road                                       4.4%

Escrowed/Prerefunded Bonds                      4.0%

Multifamily Housing                             4.0%
----------------------------------------------------

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-25.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

       PORTFOLIO RATINGS MIX
              3/31/04

[PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                             71%
A                               17%
BBB                              8%
AA                               2%
Short-Term Instruments           2%

           [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category AA account for 0.9% of the Fund's investments and are included in the appropriate category above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-25.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA CALIFORNIA BOND FUND

                 The Fund completed its fiscal year on March 31, 2004. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. For the year ended March 31, 2004, the Fund distributed long-term realized capital gains of $0.0555 per share.

18

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

              USAA CALIFORNIA BOND FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA California Bond Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors whose report dated May 3, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA California Bond Fund as of March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

              San Antonio, Texas
              May 7, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.

                 (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

            COP    Certificate of Participation

            ETM    Escrowed to final maturity

            GO     General Obligation

            MFH    Multifamily Housing

            MLO    Municipal Lease Obligation

            PCRB   Pollution Control Revenue Bond

            PRE    Prerefunded to a date prior to maturity

            RB     Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (96.6%)

              CALIFORNIA (91.9%)
  $ 2,835     Anaheim Public Financing Auth. RB,
                Series 2002B (INS)                                   5.25%      10/01/2018       $  3,121
    4,500     Antelope Valley Healthcare District RB,
                Series 1997B (INS)                                   5.20        1/01/2027          4,671
   17,700     Association of Bay Area Governments
                Finance Auth. COP, Series 1999 (INS)                 6.20       11/01/2029         19,349
    2,250     Chaffey Community College District GO,
                Series 2002A (INS)                                   5.25        7/01/2022          2,448
    5,995     Chaffey Joint Union High School District GO,
                Series 1998C (INS)                                   5.38        5/01/2023          6,579
    2,200     Chino Valley Unified School District GO,
                Series 2002A (INS)                                   5.38        8/01/2019          2,452
    5,000     Coronado Community Development Agency
                Tax Allocation Bonds, Series 2000 (INS)              5.60        9/01/2030          5,521
    4,910     Eastern Municipal Water District COP,
                Series 2001A (INS)                                   5.00        7/01/2018          5,242
              Educational Facilities Auth. RB,
    9,000       Series 1994 (National Univ.) (INS)                   6.20        5/01/2021          9,214
    5,820       Series 1995 (Redlands Univ.) (PRE)                   6.00       10/01/2025          6,352
    2,195       Series 1995 (Redlands Univ.)                         6.00       10/01/2025          2,371
    8,050       Series 1995A (California Education Pool)             5.60       12/01/2020          8,394
    6,000       Series 2000 (Univ. of the Pacific) (INS)             5.75       11/01/2030          6,656
    8,000       Series N (Stanford Univ.)                            5.20       12/01/2027          8,422
    5,945     Escondido COP, Series 2000A (INS)                      5.75        9/01/2030          6,715
              Fairfield-Suisun Unified School District GO,
    1,855       Series 2002 (INS)                                    5.25        8/01/2019          2,044
    1,955       Series 2002 (INS)                                    5.25        8/01/2020          2,144
    2,025       Series 2002 (INS)                                    5.25        8/01/2021          2,214
    2,000     Fontana Unified School District GO,
                Series 1990D (INS)                                   5.75        5/01/2022          2,258
    1,500     Fresno Airport RB, Series 2000A (INS)                  5.50        7/01/2030          1,634
              Garden Grove Agency Community
                Development Tax Allocation Bonds,
    2,560       Series 2003 (INS)                                    5.38       10/01/2017          2,885
    2,700       Series 2003 (INS)                                    5.38       10/01/2018          3,031
    1,420       Series 2003 (INS)                                    5.38       10/01/2019          1,584
    1,650     Glendora Unified School District GO,
                Series 2000A (INS)                                   5.38        9/01/2025          1,776
   10,000     Golden State Tobacco Securitization RB
                (State Appropriation Enhanced), Series 2003B         5.50        6/01/2033         10,183

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              Health Facilities Financing Auth. RB,
  $ 3,175       Series 1992A (Scripps Memorial
                Hospital) (INS)                                      6.38%      10/01/2022       $  3,248
    2,000       Series 1994 (St. Paul's Episcopal Home)
                (NBGA)                                               6.50        9/01/2014          2,075
    5,000       Series 1994A (Scripps Research Institute)            6.63        7/01/2018          5,155
    1,000       Series 1997A (Sunny View) (NBGA)                     5.50        1/01/2019          1,039
    1,250       Series 1998B (Kaiser Permanente) (ETM)               5.00       10/01/2020          1,328
    1,260       Series 2003B (Cottage Health System) (INS)           5.25       11/01/2018          1,395
    2,200       Series 2004A (Marshall Medical
                Center) (NBGA)                                       5.00       11/01/2024          2,187
    2,000       Series 2004A (Marshall Medical
                Center) (NBGA)                                       5.00       11/01/2029          1,970
    3,000       Series 2004A (Marshall Medical
                Center) (NBGA)                                       5.00       11/01/2033          2,939
    4,180     Hollister Joint Powers Financing Auth. RB (INS)        5.90       12/01/2023          4,292
    2,680     Housing Finance Agency Home Mortgage RB,
                Series L (INS)                                       5.15        8/01/2017          2,858
    3,000     Housing Finance Agency MFH RB,
                Series 1996A (INS)                                   6.05        8/01/2027          3,144
    5,455     Imperial Beach MFH RB, Series 1995A                    6.45        9/01/2025          5,685
              Infrastructure and Economic Development
                Bank RB,
    1,000       Series 2000 (Scripps Research Institute)             5.63        7/01/2020          1,103
    1,250       Series 2000 (Scripps Research Institute)             5.75        7/01/2030          1,358
    1,335     Little Lake City School District GO,
                Series 2000B (INS)                                   5.25        7/01/2022          1,452
   10,000     Los Angeles Department of Water and
                Power RB, Series 2001A (INS)                         5.25        7/01/2018         10,927
              Los Angeles Unified School District GO,
    4,000       Series 2003A (INS)                                   5.25        7/01/2019          4,414
    9,320       Series 2003A (INS)                                   5.25        7/01/2020         10,232
    4,100       Series E (Election of 1997) (INS)                    5.50        7/01/2017          4,639
    6,000       Series E (Election of 1997) (INS)                    5.50        7/01/2018          6,749
              Menlo Park Community Development Agency
                Tax Allocation Bonds,
    2,500       Series 2000 (INS)                                    5.45        6/01/2021          2,753
    6,390       Series 2000 (INS)                                    5.50        6/01/2025          6,952
    4,030     Mt. San Antonio Community College
                District GO, Series A (INS)                          5.38        5/01/2022          4,431
   15,200     Oakland Unified School District GO,
                Series 2000F (INS)                                   5.50        8/01/2024         16,630

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
              Orange County Transportation Auth. Toll
                Road Revenue Refunding Bonds,
  $ 6,030       Series 2003A (INS)                                   5.25%       8/15/2015       $  6,818
    2,960       Series 2003A (INS)                                   5.25        8/15/2016          3,319
              Orange County Water District COP,
    1,000       Series 2003B (INS)                                   5.38        8/15/2020          1,109
    1,780       Series 2003B (INS)                                   5.38        8/15/2022          1,957
    2,695     Palos Verdes Peninsula Unified School
                District GO, Series A (INS)                          5.25       11/01/2020          2,929
   10,325     Pleasanton Joint Powers Financing Auth. RB,
                Series 1993A                                         6.15        9/02/2012         10,564
    2,000     Port of Oakland RB, Series 2002M (INS)                 5.25       11/01/2020          2,176
    5,000     Poway Redevelopment Agency Tax
                Allocation RB, Series 2000 (INS)                     5.75        6/15/2033          5,654
   13,400     Riverside County Public Financing Auth.
                Tax Allocation RB, Series 1997A                      5.63       10/01/2033         13,593
    2,825     Sacramento County Airport Systems RB,
                Series 2002A (INS)                                   5.25        7/01/2022          3,041
   20,225     Sacramento County Sanitation District
                Finance Auth. RB, Series 2000 (INS)                  5.63       12/01/2030         22,483
              Sacramento Financing Auth. RB (MLO),
    5,680       Series 2002A (City Hall) (INS)                       5.25       12/01/2016          6,341
    3,575       Series 2002A (City Hall) (INS)                       5.25       12/01/2017          3,968
    2,935       Series 2002A (City Hall) (INS)                       5.38       12/01/2021          3,222
    6,000     Sacramento Power Auth. RB, Series 1995                 6.00        7/01/2022          6,243
              Sacramento Utility District Electric RB,
    2,410       Series 2002Q (INS)                                   5.25        8/15/2021          2,607
    1,000       Series 2002Q (INS)                                   5.25        8/15/2022          1,078
    7,040     San Diego MFH RB, Series 1995A                         6.45        5/01/2025          7,301
    2,040     San Diego Unified School District GO,
                Election 1998, Series E (INS)                        5.25        7/01/2018          2,281
   18,000     San Francisco Bay Area Rapid Transit RB,
                Series 1999 (INS)                                    5.50        7/01/2029         19,544
              San Francisco City and County Airport RB,
    3,190       2nd Series-Issue 24B (INS)                           5.63        5/01/2025          3,522
    8,845       2nd Series-Issue 24B (INS)                           5.63        5/01/2030          9,793
    5,000       2nd Series-Issue 29B (INS)                           5.13        5/01/2017          5,491
              San Jose GO,
    2,365       Series 2001 (INS)                                    5.10        9/01/2020          2,528
    2,000       Series 2001 (Library & Parks Project) (INS)          5.10        9/01/2021          2,128
    5,005     San Jose MFH RB, Series 1992A                          4.95        4/01/2012          5,244

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
  $14,000     Santa Ana Unified School District GO,
                Series 2000 (INS)                                    5.70%       8/01/2029       $ 15,697
   11,215     Santa Clara Valley Water District RB,
                Series 2000A (INS)                                   5.63        2/01/2025         12,310
   12,455     Southern California Public Power Auth. RB,
                Series 1989 (LOC)                                    6.00        7/01/2018         12,683
              State Department Water Resources
                Power Supply RB,
    5,000       Series 2002A (INS)                                   5.50        5/01/2016          5,654
   10,000       Series 2002A (INS)                                   5.38        5/01/2017         11,179
    8,000       Series A (INS)                                       5.75        5/01/2017          9,180
    5,000       Series A (INS)                                       5.38        5/01/2022          5,451
              State GO,
    7,000       Series 1999 (INS)                                    5.50        9/01/2024          7,564
   10,000       Series 1999 (INS)                                    5.88       10/01/2026         11,199
   27,825       Series 2000 (INS)                                    5.75        3/01/2030         30,955
    5,000     State Public Works Board Lease RB (MLO),
                Series 2003C                                         5.50        6/01/2023          5,270
    3,470     State Univ. Systemwide RB,
                Series 2003A (INS)                                   5.25       11/01/2021          3,791
    5,420     Statewide Communities Development Auth.
                COP, Lutheran Homes (ETM)                            5.75       11/15/2021          5,996
              Statewide Communities Development
                Auth. RB,
    8,000       Series 2002A (Kaiser Permanente)                     5.50       11/01/2032          8,281
    5,000       Series 2002A (Univ. Irving Apt.) (INS)               5.50        8/01/2022          5,271
   20,080     Suisun City Public Financing Auth. RB,
                Series 1998A                                         5.37(a)    10/01/2033          3,954
              Univ. of California RB,
    4,000       Series 1996 (PRE)(INS)                               5.75        7/01/2024          4,417
    5,000       Series 2003A (INS)                                   5.13        5/15/2017          5,513
    5,000       Series 2003A (INS)                                   5.13        5/15/2018          5,480
      500     Upland Unified School District GO Bonds,
                Series B (INS)                                       5.00        8/01/2016            550
   14,675     Vallejo Sanitation and Flood Control
                COP, Series 1993 (INS)                               5.00        7/01/2019         16,134
    4,250     Ventura County Community College
                District GO, Series 2002A (INS)                      5.50        8/01/2023          4,656
              Washington Township Health Care
                District RB,
   11,000       Series 1993                                          5.50        7/01/2018         11,169

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

PRINCIPAL                                                          COUPON            FINAL         MARKET
   AMOUNT     SECURITY                                               RATE         MATURITY          VALUE
---------------------------------------------------------------------------------------------------------
  $ 7,845       Series 1993                                          5.25%       7/01/2023       $  7,921
    7,085       Series 1999                                          5.13        7/01/2023          7,310
    1,515     Watsonville Hospital RB, Series 1996A (ETM)            6.20        7/01/2012          1,806
              Westlands Water District Revenue COP,
    3,095       Series 2002A (INS)                                   5.25        9/01/2020          3,386
    2,260       Series 2002A (INS)                                   5.25        9/01/2021          2,462
    3,430       Series 2002A (INS)                                   5.25        9/01/2022          3,721

              PUERTO RICO (4.7%)
   10,000     Commonwealth GO, Series 2003A                          5.25        7/01/2022         10,643
   10,500     Electric Power Auth. RB, Refunding
                Bonds Series Z (INS)                                 5.25        7/01/2021         10,907
              Highway and Transportation Auth. RB,
    1,500       Series G (INS)                                       5.25        7/01/2017          1,689
    1,000       Series G (INS)                                       5.25        7/01/2019          1,116
    6,600       Series Y (PRE)(INS)                                  5.50        7/01/2026          7,269
                                                                                                 --------
              Total fixed-rate instruments (cost: $605,935)                                       651,733
                                                                                                 --------

              PUT BOND (0.4%)

              CALIFORNIA
    3,000     Statewide Communities Development Auth. RB,
                Series 2002E (Kaiser Permanente)
                (cost: $3,000)                                       4.70       11/01/2036       $  3,221
                                                                                                 --------

              VARIABLE-RATE DEMAND NOTES (1.7%)

              CALIFORNIA
    2,500     Irvine Ranch Water District
                Consolidated Bonds, Series 1995 (LOC)                1.10        1/01/2021          2,500
              State Financing Auth. PCRB,
    1,050       Series 1996E (LOC)                                   1.14       11/01/2026          1,050
    7,800       Series 1996F (LOC)                                   1.14       11/01/2026          7,800
                                                                                                 --------
              Total variable-rate demand notes (cost: $11,350)                                     11,350
                                                                                                 --------

              TOTAL INVESTMENTS (COST: $620,285)                                                 $666,304
                                                                                                 ========

26

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

ASSETS
   Investments in securities, at market value (identified cost of $620,285)    $666,304
   Cash                                                                              83
   Receivables:
      Capital shares sold                                                            16
      Interest                                                                    9,642
                                                                               --------
         Total assets                                                           676,045
                                                                               --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                       138
      Dividends on capital shares                                                   828
   Accrued management fees                                                          226
   Other accrued expenses and payables                                               46
                                                                               --------
         Total liabilities                                                        1,238
                                                                               --------
            Net assets applicable to capital shares outstanding                $674,807
                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $626,792
   Accumulated net realized gain on investments                                   1,996
   Net unrealized appreciation of investments                                    46,019
                                                                               --------
            Net assets applicable to capital shares outstanding                $674,807
                                                                               ========
   Capital shares outstanding                                                    59,685
                                                                               ========
   Authorized shares of $.01 par value                                          140,000
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  11.31
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA BOND FUND
YEAR ENDED MARCH 31, 2004

INVESTMENT INCOME
   Interest income                                                      $33,701
                                                                        -------
EXPENSES
   Management fees                                                        2,431
   Administrative and servicing fees                                      1,022
   Transfer agent's fees                                                    228
   Custody and accounting fees                                              137
   Postage                                                                   25
   Shareholder reporting fees                                                25
   Directors' fees                                                            7
   Registration fees                                                          1
   Professional fees                                                         57
   Other                                                                     16
                                                                        -------
      Total expenses                                                      3,949
   Expenses paid indirectly                                                  (1)
                                                                        -------
      Net expenses                                                        3,948
                                                                        -------
NET INVESTMENT INCOME                                                    29,753
                                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                      2,926
   Change in net unrealized appreciation/depreciation                     3,496
                                                                        -------
      Net realized and unrealized gain                                    6,422
                                                                        -------
   Increase in net assets resulting from operations                     $36,175
                                                                        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA BOND FUND
YEARS ENDED MARCH 31,

                                                                     2004              2003
                                                                ---------------------------
FROM OPERATIONS
   Net investment income                                        $  29,753          $ 31,599
   Net realized gain on investments                                 2,926             4,167
   Change in net unrealized appreciation/depreciation
      of investments                                                3,496            27,446
                                                                ---------------------------
      Increase in net assets resulting from operations             36,175            63,212
                                                                ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (29,753)          (31,599)
   Net realized gains                                              (3,406)                -
                                                                ---------------------------
      Distributions to shareholders                               (33,159)          (31,599)
                                                                ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       56,659            74,120
   Dividend reinvestments                                          22,331            21,421
   Cost of shares redeemed                                       (107,864)          (87,426)
                                                                ---------------------------
      Increase (decrease) in net assets from capital share
         transactions                                             (28,874)            8,115
                                                                ---------------------------
   Net increase (decrease) in net assets                          (25,858)           39,728

NET ASSETS
   Beginning of period                                            700,665           660,937
                                                                ---------------------------
   End of period                                                $ 674,807          $700,665
                                                                ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      5,036             6,711
   Shares issued for dividends reinvested                           1,990             1,931
   Shares redeemed                                                 (9,642)           (7,913)
                                                                ---------------------------
      Increase (decrease) in shares outstanding                    (2,616)              729
                                                                ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA California Bond Fund (the
         Fund). The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes.

              A. SECURITY VALUATION - The value of each security is
                 determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing
                    service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

                    valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of March 31, 2004.

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

                 March 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $1,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

         availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended March 31, 2004, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under either of these agreements during the year ended March 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital and decrease accumulated net realized gain on investments by $178,000. This includes the utilization of earnings and profits distributed to shareholders on redemptions of

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

         shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended March 31, 2004, and 2003, was as follows:

                                                 2004                   2003
                                             -----------------------------------
         Tax-exempt income                   $29,753,000            $31,599,000
         Net long-term capital gains           3,406,000                 -

         As of March 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed net investment income                        $   828,000
         Undistributed long-term capital gains                        2,020,000
         Unrealized appreciation                                     45,995,000

         The difference between book-basis and tax-basis appreciation of investments is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2004, were $136,442,000 and $158,238,000, respectively.

         As of March 31, 2004, the cost of securities, for federal income tax purposes, was $620,309,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

         Gross unrealized appreciation and depreciation of investments as of March 31, 2004, for federal income tax purposes, were $46,416,000 and $421,000, respectively, resulting in net unrealized appreciation of $45,995,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper California Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the year ended March 31, 2004, the Fund's effective base fee was 0.31% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended March 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $2,431,000, which included a performance adjustment of $298,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,022,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

                 charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $228,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

                 During the year ended March 31, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                                             NET REALIZED
                                                                 COST TO        GAIN TO
         SELLER                        PURCHASER                PURCHASER        SELLER
-----------------------------------------------------------------------------------------
USAA Long-Term Fund            USAA California Bond Fund       $11,842,000       $333,000
USAA California Bond Fund      USAA Long-Term Fund               5,815,000        113,000

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
MARCH 31, 2004

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                               YEAR ENDED MARCH 31,
                                                   ----------------------------------------------------------------------
                                                       2004            2003            2002            2001          2000
                                                   ----------------------------------------------------------------------
Net asset value at beginning of period             $  11.25        $  10.73        $  11.03        $  10.38      $  11.29
                                                   ----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                .49             .51             .53             .56           .58
   Net realized and unrealized gain (loss)              .12             .52            (.30)            .65          (.91)
                                                   ----------------------------------------------------------------------
Total from investment operations                        .61            1.03             .23            1.21          (.33)
                                                   ----------------------------------------------------------------------
Less distributions:
   From net investment income                          (.49)           (.51)           (.53)           (.56)         (.58)
   From realized capital gains                         (.06)              -               -               -             -
                                                   ----------------------------------------------------------------------
Total distributions                                    (.55)           (.51)           (.53)           (.56)         (.58)
                                                   ----------------------------------------------------------------------
Net asset value at end of period                   $  11.31        $  11.25        $  10.73        $  11.03      $  10.38
                                                   ======================================================================
Total return (%)*                                      5.54            9.74            2.20           12.05         (2.91)
Net assets at end of period (000)                  $674,807        $700,665        $660,937        $663,237      $576,707
Ratio of expenses to average
   net assets (%)**                                     .58(a)          .54(a)          .49(a)          .39           .39
Ratio of net investment income to
   average net assets (%)**                            4.36            4.58            4.84            5.31          5.43
Portfolio turnover (%)                                20.71           25.61           38.84           33.06         48.46

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended March 31, 2004, average net assets were $681,630,000.
(a) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                                          -               -            (.02%)           N/A           N/A

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of March 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

              ROBERT G. DAVIS (2)
              Director and Chairman of the Board of Directors
              Born: November 1946
              Year of Election or Appointment: 1996

              Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

              CHRISTOPHER W. CLAUS (2,4)
              Director, President, and Vice Chairman of the Board of Directors
              Born: December 1960
              Year of Election or Appointment: 2001

              President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              LAURA T. STARKS, PH.D. (3,4,5,6)
              Director
              Born: February 1950
              Year of Election or Appointment: 2000

              Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director
              Born: July 1943
              Year of Election or Appointment: 1992

              Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                  INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

              DAVID M. HOLMES
              Treasurer
              Born: June 1960
              Year of Appointment: 2001

              Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, USAA Shareholder Account Services, FAI, and FPS.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present) Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank & Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
                                                                Postage
                                                                P A I D
                                                                  USAA
                                                             -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40860-0504                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal year ended March 31, 2004 and 2003 were $175,500 and $169,100, respectively.

(b) AUDIT RELATED FEE. No such fees were billed by Ernst & Young LLP for 2004 or 2003.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of the Registrant's federal, state and city income tax returns and excise tax calculations for fiscal years ended March 31, 2004 and 2003 were $34,800 and $33,600, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2004 or 2003.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for 2004 and 2003 were $50,300 and $70,600, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2002 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    06-02-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    06-04-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    06-03-04
         ------------------------------


*Print the name and title of each signing officer under his or her signature.